Regulatory Matters - Regulatory Proceedings (Details) - Rio Rico Water & Sewer, Bella Vista Water, Beardsley Water, Cordes Lakes Water - General Rate Case - USD ($) $ in Millions	Feb. 21, 2025	Jan. 08, 2025	Dec. 28, 2023
Regulatory Liabilities [Line Items]
Securitization of qualified extraordinary costs affirmed			$ 6.0
Return on equity (percent)		9.40%	10.95%
Equity interest (percent)		54.00%	54.00%
Requested rate increase (decrease), amount	$ 4.2	$ 2.9